The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net realized gains (losses) on sales and redemptions for physical bullion		$ (34)
Net change in unrealized gains (losses)	(22,024)	(34,775)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	115,909	137,972
Purchases	73,480	12,837
Sales		(91)
Redemptions for physical bullion
Net realized gains (losses) on sales and redemptions for physical bullion		(34)
Net change in unrealized gains (losses)	(22,024)	(34,775)
Balance at end of year	$ 167,365	$ 115,909